Trade and other receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and other receivables
15.	Trade and other receivables

	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2021 US$’000
Trade receivables, gross	332,567	557,767	88,224
Less: Allowance for expected credit losses	(43,519)	(33,210)	(5,253)

Net trade receivables (Note 6.2)	289,048	524,557	82,971
Bills receivable (i)	7,793,343	6,437,100	1,018,174

Total (Note 34)	8,082,391	6,961,657	1,101,145

Amounts receivable:
- associates and joint ventures (trade)	1,266	243	38
- associates and joint ventures (non-trade)	11,119	11,959	1,892
- related parties (trade)	9,663	70,594	11,166
- related parties (non-trade)	2,992	459	73
Bills receivable in transit	12,620	22,360	3,537
Interest receivables	4,999	11,788	1,865
Staff advances	3,326	5,578	882
Others	36,951	24,085	3,810
Less: Impairment losses – other receivables (ii)	(6,741)	(6,231)	(986)

Other receivables carried at amortized cost (Note 34)	76,195	140,835	22,277
Tax recoverable	236,400	328,369	51,939
Prepayments	64,102	66,474	10,514
Right of return assets	—	40,761	6,447

Net other receivables	376,697	576,439	91,177

Total trade and other receivables	8,459,088	7,538,096	1,192,322

Note:

(i)
As of December 31, 2021, bills receivable includes bills received from joint ventures and
related parties amounted to RMB 0.7 million (US$

0.1 million) (2020: RMB
Nil) and RMB 523.5 million (US$

82.8 million) (2020: RMB
1,014.1 million) respectively.

As of December 31, 2020 and 2021, bills receivable amounted to RMB

13.4 million (US$

2.1 million) (2020: RMB Nil) was pledged to secure bank facilities.

(ii)
This comprised impairment loss on bills receivable in transit of RMB 6.0 million (US$

0.9 million) as of December 31, 2021 (2020:
RMB 6.5 million). This impairment loss was charged to the consolidated statement of profit or loss under “Selling, general and administrative expenses”.

Trade receivables are
non-interest
bearing and are generally on 60
-90
days’ term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.
Non-trade
balance from associates, joint ventures and other related parties are unsecured, interest-free, and repayable on demand.

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2020 RMB’000	31.12.2021 RMB’000	31.12.2021 US$’000
At January 1	62,854	50,260	7,950
C redit to consolidated statement of profit or loss (under “Selling, general and administrative expenses”)	(12,349)	(8,525)	(1,348)
Written off	(242)	(2,278)	(360)
Translation difference	(3)	(16)	(3)

At December 31	50,260	39,441	6,239

As of December 31, 2020 and 2021, outstanding bills receivable discounted with banks for which the Group retained a recourse obligation totaled RMB

2,225.1 million and RMB

79.1 million (US$

12.5 million) respectively. All bills receivable discounted have contractual maturities within 12 months at time of discounting.
As of December 31, 2020 and 2021, outstanding bills receivable endorsed to suppliers with recourse obligation were RMB 1,834.5 million and RMB

2,550.0 million (US$

403.3 million) respectively.
As of December 31, 2020 and 2021, trade receivables due from a major customer group, Dongfeng Automobile Co., Ltd. and its affiliates (the “Dongfeng companies”) were RMB

17.6 million and RMB

65.7 million (US$

10.4 million), respectively. See Note

31 for further discussion of customer concentration risk.
For terms and conditions relating to related parties, refer to Note 28.